Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net Loss	$ (7,715,120)	$ (5,916,947)	$ (14,540,647)	$ (11,666,118)	$ (31,674,084)	$ (18,468,776)
Denominator:
Basic weighted average common shares outstanding	3,956,455	8,442,703	3,446,123	8,425,655	8,197,409	8,310,333
Diluted weighted average common shares outstanding	3,956,455	8,442,703	3,446,123	8,425,655	8,197,409	8,310,604
Earnings (loss) per share:
Basic (in dollars per share)	$ (1.95)	$ (0.70)	$ (4.22)	$ (1.38)	$ (3.86)	$ (2.22)
Diluted (in dollars per share)	$ (1.95)	$ (0.70)	$ (4.22)	$ (1.38)	$ (3.86)	$ (2.22)